BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Carrying Amount of the Group's Term Loan and Movements
Below is the movements of the Company’s term loan during the years ended December 31, 2024 and 2023:

	As of December 31,
	2024	2023
As at January 1	—	—
Proceeds from borrowings	45,560	—
Issuance costs related to borrowings	(847)
Interest expense on borrowings (Note 20)	1,260	—
Interest paid	(888)	—
Repayment of principal	(21,060)	—
Translation differences	(1,094)	—
As of December 31, 2024	22,931	—